TRADE RECEIVABLES - MOVEMENTS ON PROVISION FOR IMPAIRMENT OF TRADE RECEIVABLES (Details) - CNY (¥) ¥ in Thousands				12 Months Ended
	Jan. 01, 2019	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of provision for impairment of trade receivables [line items]
At beginning of period	¥ 61,212	¥ 6,203	¥ 4,965	¥ 61,212	¥ 6,203	¥ 4,965
Provision for impairment				0	0	5,904
Reversal of impairment loss provision				0	(5,689)	0
Written-off				(77)	(6)	(4,666)
At end of period	61,212	66,907	4,965	¥ 61,135	¥ 61,212	¥ 6,203
Change of accounting policy [member]
Disclosure of provision for impairment of trade receivables [line items]
Change of accounting policy	¥ 0	¥ 60,704	¥ 0